Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

16.Intangible assets

A breakdown of software cost, accumulated amortization, additions, sales and disposals of intangible assets is as follows:

Costs:
Balance as of January 1, 2018	17,172
Additions	58
Disposals	(3,315)
Reclassifications	(10)
Balance as of December 31, 2018	13,905
Additions	496
Balance as of December 31, 2019	14,401
Additions	1,311
Disposals	(1)
Balance as of December 31, 2020	15,711

Accumulated amortization:
Balance as of January 1, 2018	11,747
Amortization	1,176
Disposals	(609)
Reclassifications	(42)
Balance as of December 31, 2018	12,272
Amortization	702
Balance as of December 31, 2019	12,974
Amortization	753
Balance as of December 31, 2020	13,727

Carrying amounts as of:
December 31, 2020	1,984
December 31, 2019	1,427
December 31, 2018	1,633

Expenses related to the amortization of intangible assets are presented as part of amortization of intangible assets in the consolidated statement of profit or loss.  Disposals during 2018 correspond to technological projects.